Document and Entity Information	12 Months Ended
Jun. 30, 2014
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun. 30, 2014
Trading Symbol	KRNY
Entity Registrant Name	Kearny Financial Corp.
Entity Central Index Key	0001617242
Entity Filer Category	Accelerated Filer